Quantitative Information About Level Three Fair Value Measurements (Detail) (JPY ¥) In Billions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013
Available For Sale And Trading Securities | Residential mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 298		¥ 392
Principal valuation technique	Discounted cash flow Price-based		Discounted cash flow Price-based
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	1.00%		0.00%
Default rate	0.00%		0.00%
Recovery rate	70.00%		70.00%
Discount margin	0.08%		0.07%
Available For Sale And Trading Securities | Residential mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	24.00%		24.00%
Default rate	4.00%		5.00%
Recovery rate	100.00%		100.00%
Discount margin	20.02%		26.16%
Available For Sale And Trading Securities | Commercial mortgage-backed securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	252		341
Principal valuation technique	Discounted cash flow Price-based		Discounted cash flow Price-based
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	0.17%		0.09%
Available For Sale And Trading Securities | Commercial mortgage-backed securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	34.41%		39.29%
Available For Sale And Trading Securities | Corporate bonds and other debt securities
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	724		834
Principal valuation technique	Discounted cash flow Price-based		Discounted cash flow Price-based
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	0.00%	[1]	0.00%	[1]
Default rate	0.00%	[1]	0.00%	[1]
Recovery rate	15.00%	[1]	15.00%	[1]
Discount margin	0.12%	[1]	0.00%	[1]
Available For Sale And Trading Securities | Corporate bonds and other debt securities | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Prepayment rate	42.00%	[1]	43.00%	[1]
Default rate	9.00%	[1]	8.00%	[1]
Recovery rate	75.00%	[1]	85.00%	[1]
Discount margin	17.25%	[1]	49.18%	[1]
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	(1.22%)	[2]	0.00%	[2]
Available For Sale And Trading Securities | Japanese corporate bonds and foreign corporate bonds | Discounted Cash Flow Method Or Transaction Price Valuation Technique | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Discount margin	13.03%	[2]	12.32%	[2]
Derivative contracts | Interest rate contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	17		11
Principal valuation technique	Internal valuation model	[3]	Internal valuation model	[3]
Derivative contracts | Interest rate contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	23.00%		42.00%
Default rate	0.00%	[4]	0.00%	[4]
Derivative contracts | Interest rate contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	100.00%		100.00%
Default rate	63.00%	[4]	63.00%	[4]
Derivative contracts | Foreign exchange contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	11		17
Principal valuation technique	Internal valuation model	[3]	Internal valuation model	[3]
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation	28.00%		36.00%
FX - FX correlation	55.00%		55.00%
FX volatility	14.00%		16.00%
Default rate	0.00%	[4]	0.00%	[4]
Derivative contracts | Foreign exchange contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
FX - IR correlation	52.00%		55.00%
FX - FX correlation	55.00%		55.00%
FX volatility	25.00%		26.00%
Default rate	63.00%	[4]	63.00%	[4]
Derivative contracts | Equity-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	1		7
Principal valuation technique	Internal valuation model	[3]	Internal valuation model	[3]
Derivative contracts | Equity-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation	0.00%		0.00%
Equity - FX correlation	0.00%		0.00%
Equity volatility	18.00%		14.00%
Derivative contracts | Equity-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Equity - IR correlation	60.00%		60.00%
Equity - FX correlation	70.00%		70.00%
Equity volatility	35.00%		48.00%
Derivative contracts | Credit-related contracts
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	17	[5]	20	[5]
Principal valuation technique	Internal valuation model	[3],[5]	Internal valuation model	[3],[5]
Derivative contracts | Credit-related contracts | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate	0.00%		0.00%
Credit correlation	1.00%		2.00%
Derivative contracts | Credit-related contracts | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Default rate	47.00%		67.00%
Credit correlation	100.00%		100.00%
Long-term debt
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Fair value	¥ 501		¥ 381
Principal valuation technique	Internal valuation model	[3]	Internal valuation model	[3]
Long-term debt | Internal Valuation Model | Minimum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	23.00%		42.00%
FX - IR correlation	28.00%		36.00%
FX - FX correlation	55.00%		55.00%
Default rate	0.00%		0.00%
Equity - IR correlation	0.00%		0.00%
Credit correlation	19.00%		2.00%
Equity - FX correlation	0.00%
Equity volatility	13.00%		18.00%
Long-term debt | Internal Valuation Model | Maximum
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
IR - IR correlation	100.00%		100.00%
FX - IR correlation	52.00%		55.00%
FX - FX correlation	55.00%		55.00%
Default rate	5.00%		10.00%
Equity - IR correlation	60.00%		60.00%
Credit correlation	100.00%		100.00%
Equity - FX correlation	70.00%
Equity volatility	37.00%		48.00%

[1]	These inputs are mainly used for determining the fair values of securitization products such as CDO, CLO and ABS, other than RMBS and CMBS.
[2]	This input is mainly used for determining the fair values of Japanese corporate bonds and foreign corporate bonds.
[3]	Internal valuation model includes discounted cash flow models and the Black-Scholes option pricing model.
[4]	This input represents the counterparty default rate derived from the MHFG Group's own internal credit analysis.
[5]	The majority of the fair value of credit derivatives in Level 3 relates to credit derivatives economically hedging the credit risk in certain securitization products. The unobservable inputs of these credit derivatives have already been included in the unobservable inputs related to Trading securities and Available-for-sale securities disclosed above.